ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
DISCLOSURE OF ESTIMATED USEFUL LIVES	The estimated useful lives for the current period and the comparative period are as follows:
IT and equipment	3 years